Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 222,872	$ 258,473
Restricted cash (note 9)	31,403	51,431
Accounts receivable, including non-trade of $1,352 (December 31, 2015 - $4,140)	130,716	153,662
Vessels held for sale (note 14)	7,538	55,450
Net investments in direct financing leases - current (note 4b)	5,227	5,936
Prepaid expenses	45,626	34,027
Due from affiliates (note 8c)	88,367	81,271
Other current assets (note 9)	22,377	20,490
Total current assets	554,126	660,740
Restricted cash - long-term (note 9)	15,227	9,089
Vessels and equipment
At cost, less accumulated depreciation of $1,438,887 (December 31, 2015 - $1,230,868)	4,168,926	4,348,535
Advances on newbuilding contracts and conversion costs (notes 11b,11c,11f and 11g)	576,173	395,084
Net investments in direct financing leases (note 4b)	13,725	11,535
Investment in equity accounted joint ventures (notes 11e and 15)	126,835	77,647
Deferred tax asset	34,367	30,050
Other assets (notes 1 and 9)	92,568	82,341
Goodwill	129,145	129,145
Total assets	5,711,092	5,744,166
Current
Accounts payable	13,211	15,899
Accrued liabilities (notes 7, 9 and 13)	155,434	91,065
Deferred revenues	61,091	54,378
Due to affiliates (note 8c)	112,369	304,583
Current portion of derivative instruments (note 9)	50,839	201,456
Current portion of long-term debt (note 6)	528,568	485,069
Current portion of in-process revenue contracts	12,744	12,779
Other current liabilities	6,211	0
Total current liabilities	940,467	1,165,229
Long-term debt (note 6)	2,620,283	2,878,805
Derivative instruments (note 9)	371,216	221,329
Due to affiliates (notes 8b, 8c and 8f)	200,000	0
In-process revenue contracts	53,494	63,026
Other long-term liabilities (note 1)	215,265	192,258
Total liabilities	4,400,725	4,520,647
Commitments and contingencies (notes 6, 9 and 11)
Redeemable non-controlling interest (note 11a)	3,292	3,173
Convertible Preferred Units (12.5 million and 10.4 million units issued and outstanding at September 30, 2016 and December 31, 2015, respectively) (note 12)	270,402	252,498
Equity
Limited partners - common units (143.1 million and 107.0 million units issued and outstanding at September 30, 2016 and December 31, 2015, respectively) (notes 12 and 13)	697,102	629,264
Limited partners - preferred units (11.0 million units issued and outstanding at September 30, 2016 and December 31, 2015) (note 12)	266,925	266,925
General Partner	18,937	17,608
Warrants (note 12)	13,797	0
Accumulated other comprehensive (loss) income	(17,009)	696
Non-controlling interests	56,921	53,355
Total equity	1,036,673	967,848
Total liabilities and total equity	5,711,092	5,744,166
Convertible Preferred Stock [Member]
Equity
Total equity	$ 270,402	$ 252,498